INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Accrued expenses	¥ 69,343	¥ 43,423
Property, plant and equipment		95
Unrealized exchange difference		4,191
Allowance for uncollectible receivables, contract assets, loans receivable and others	3,607	9,240
Net loss carryforward	25,668	20,295
Deferred income	255
Gross deferred tax assets	98,873	77,244
Valuation allowances	(26,468)	(16,070)	¥ (73,189)
Deferred tax assets, net	72,405	61,174
Deferred tax liabilities
Dividend withholding tax	¥ 70,450	¥ 40,115